Related Party Transactions (Details 1)	12 Months Ended
	Aug. 31, 2018 USD ($) shares
Docherty Management Limited ("Docherty Management")
Related Party Transaction [Line Items]
Common Shares | shares	345,250	[1]
Fair Value	$ 458,305	[1]
Cash	$ 164,361	[1]
C.A.B Financial Services Ltd. ("CAB")
Related Party Transaction [Line Items]
Common Shares | shares	143,225	[2]
Fair Value	$ 192,195	[2]
Cash	$ 100,475	[2]
M&E Services Ltd. ("M&E")
Related Party Transaction [Line Items]
Common Shares | shares	41,666
Fair Value	$ 34,166

[1]	Issued in lieu of issuance of 466,666 common shares, as mutually agreed to between the parties.
[2]	Issued in lieu of issuance of 216,670 common shares, as mutually agreed to between the parties.